DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of deferred taxes [Abstract]
Disclosure of detailed information about deferred tax liabilities and assets [Text Block]
The following are the major deferred tax liabilities and assets recognised by the Group and the movements thereon, during the current and prior reporting periods:

	2021	2020
	US$’000	US$’000
Deferred taxation analysed by major category:
Other timing differences	2,123	1,138
	2,123	1,138

Reconciliation of deferred taxation:
Opening balance	1,138	1,299
Credit to profit or loss for the year – continuing operations (Note 36)	547	2
Debit (credit) to profit or loss for the year – discontinued operation	637	(92)
Deferred tax on the actuarial gain	(25)	(13)
Exchange differences	(174)	(58)
Closing balance	2,123	1,138